Customer Acquisition Payable	6 Months Ended
Sep. 30, 2022
Customer Acquisition Payable [Abstract]
CUSTOMER ACQUISITION PAYABLE

NOTE 14 — CUSTOMER ACQUISITION PAYABLE

Customer Acquisition Payable consist of the following:

	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
Customer acquisition payable to Reachnet*	$54,208,676	$58,293,330
Customer acquisition payable to Reachnet, current portion	(27,104,338)	(29,146,665)
Customer acquisition payable to Reachnet, non-current portion	$27,104,338	$29,146,665

*        The Group has acquired customers from Reachnet Cable Services Private Limited (“Reachnet”), through an Agreement to Acquire Customers dated June 21, 2019, and the income entitlement rights from April 1, 2019, for a consideration of approximately $59 million.